Equity (Tables)	3 Months Ended
Jan. 31, 2021
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding and Other Equity Instruments
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	January 31, 2021		October 31, 2020
	Number of shares	Amount	Number of shares	Amount	Convertible into…
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	-	-	6,000,000	150	Not convertible	(8)
Class B – Series 36	-	-	600,000	600	Class B - Series 37	(8)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		3,940		4,690
Other Equity Instruments
4.8% Additional Tier 1 Capital Notes (AT1 Notes)		658		658	Common shares	(3)
4.3% Limited Recourse Capital Notes, Series 1 (LRCNs)		1,250		1,250	Common shares	(3)(4)
Other Equity Instruments		1,908		1,908
Preferred Shares and Other Equity Instruments		5,848		6,598
Common Shares (5) (6) (7)	646,870,166	13,501	645,889,396	13,430

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2020 on pages 184 and 195 of our 2020 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The instruments issued include a non-viability contingent capital provision (NVCC), which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to Preferred Shares Series 48, the
LRCNs
(see (4) below) to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each preferred share, including Preferred Shares Series 48, and AT1 Note is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00
and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(4)
Non-deferrable interest is payable semi-annually on the
LRCNs
at the bank’s discretion. Non-payment of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48, which are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the
LRCNs
. In circumstances under which NVCC, including the Preferred Shares Series 48, would be converted into common shares of the bank,

the LRCNs would be redeemed and the noteholders sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred Share Series 48.

(5)	The stock options issued under the Stock Option Plan are convertible into 7,009,590 common shares as at January 31, 2021 (6,446,110 common shares as at October 31, 2020).
(6)
During the three months ended January 31, 2021, we did not issue common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 407,360 common shares under the Stock Option Plan.

(7)	Common shares are net of 79,320 treasury shares as at January 31, 2021 (652,730 treasury shares as at October 31, 2020).
(8)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.